Cash and cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents and restricted cash
Effective interest rate on time deposits	1.50%
Time deposits, average maturity period	3 months
Restricted cash	$ 3,171	$ 3,049
Minimum
Cash and cash equivalents and restricted cash
Effective interest rate	0.10%	4.35%
Maximum
Cash and cash equivalents and restricted cash
Effective interest rate	3.90%	5.00%